Interests In Other Entities - Interests in Unconsolidated Structured Entities - Additional Information (Detail) £ in Millions		12 Months Ended
	Feb. 07, 2000 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of information about unconsolidated subsidiaries [line items]
Non-cumulative trust preferred securities issued | $	$ 1,000,000,000
Non-cumulative trust preferred securities interest rate	8.963%
Number of credit protection vehicles		2
Credit Linked Notes issued		£ 43
Grafton [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Credit Linked Notes issued		100
Red 1 [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Credit Linked Notes issued		87
Santander (UK) Common Investment Fund [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Defined benefit assets and obligations		£ 11,626	£ 11,125
Name of subsidiary		Santander (UK) Common Investment Fund
Abbey National Capital Trust I [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary		Abbey National Capital Trust I
Ownership interest in trust preferred entities by Santander UK plc		100.00%
Abbey National Capital LP [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary		Abbey National Capital LP
Ownership interest in trust preferred entities by Santander UK plc		100.00%